Inventories, Net - Schedule of Inventory Consisted (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventory Consisted [Abstract]
Goods in transit	$ 2,406,357	$ 1,158,689
Finished goods	7,087,294	7,971,989
Less: allowance of obsolete inventories	(1,152,055)	(932,276)
Inventories, net	$ 8,341,596	$ 8,198,402